Earnings Per Common Share, Antidilutive Securities Excluded from the Calculation of Diluted Earnings per Common Share (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock Options [Member]
Earnings Per Common Share - Options and Warrants [Line Items]
Antidilutive Instruments	0.3	1.9	3.2